Derivative Instruments - Fair Value of Derivative Instruments by Balance Sheet Location (Details) - USD ($) $ in Thousands	Sep. 30, 2016		Dec. 31, 2015		Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Non-current derivative assets	$ 11,247		$ 30,304		$ 11,744
Derivative liabilities	(7,459)		(6,430)		(23,247)
Non-current derivative liabilities	(9,583)		(2,884)		(268)
Interest Rate Derivatives [Member] | Derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities	(6,376)		(5,940)		(23,194)
Interest Rate Derivatives [Member] | Non-current derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative assets					11,158
Non-current derivative liabilities	(9,572)		(2,800)
Commodity Contract [Member]
Derivatives, Fair Value [Line Items]
Total derivative assets	13,194		33,070		1,733
Total derivative liabilities	(1,094)		(574)		(320)
Derivative asset, net	12,100		32,496		1,413
Commodity Contract [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Other current assets	1,947		2,766		1,147
Commodity Contract [Member] | Non-current derivative assets [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative assets	11,247		30,304		586
Commodity Contract [Member] | Derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities	(1,083)		(490)		(53)
Commodity Contract [Member] | Non-current derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative liabilities	(11)		(84)		(267)
Liquefaction Supply Derivatives [Member]
Derivatives, Fair Value [Line Items]
Total derivative assets	13,194	[1]	33,041		662
Total derivative liabilities	(1,094)	[1]	(574)		(320)
Derivative asset, net	12,100	[1]	32,467		342
Liquefaction Supply Derivatives [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Other current assets	1,947	[1]	2,737		76
Derivative, Collateral, Right to Reclaim Cash	1,500
Liquefaction Supply Derivatives [Member] | Non-current derivative assets [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative assets	11,247	[1]	30,304		586
Liquefaction Supply Derivatives [Member] | Derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities	(1,083)	[1]	(490)		(53)
Liquefaction Supply Derivatives [Member] | Non-current derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative liabilities	(11)	[1]	(84)		(267)
Natural Gas Derivatives [Member]
Derivatives, Fair Value [Line Items]
Total derivative assets	0		29	[2]	1,071	[2]
Total derivative liabilities	0		0	[2]	0	[2]
Derivative asset, net	0		29	[2]	1,071	[2]
Natural Gas Derivatives [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Other current assets	0		29	[2]	1,071	[2]
Derivative, Collateral, Right to Reclaim Cash			400		1,000
Natural Gas Derivatives [Member] | Non-current derivative assets [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative assets	0		0	[2]	0	[2]
Natural Gas Derivatives [Member] | Derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities	0		0	[2]	0	[2]
Natural Gas Derivatives [Member] | Non-current derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative liabilities	$ 0		$ 0	[2]	$ 0	[2]

[1]	Does not include collateral of $1.5 million deposited for such contracts, which is included in other current assets in our Balance Sheet as of September 30, 2016.
[2]	Does not include a collateral deposit of $0.4 million and a collateral call of $1.0 million for such contracts, which are included in other current assets in our Balance Sheets as of December 31, 2015 and 2014, respectively.